As filed with the Securities and Exchange Commission on May 1, 2018

Securities Act File No. 333-222377

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

JANUS ASPEN SERIES

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street

Denver, Colorado 80206-4805

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(303) 349-6459

(Area Code and Telephone Number)

Kathryn Santoro

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

This Post-Effective Amendment is being filed for the sole purpose of filing the tax opinion as Exhibit 12 to Part C of this Registration Statement.

The Joint Proxy Statement/Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “SEC”) on March 2, 2017 pursuant to Rule 497 of the Securities Act of 1933, as amended, are incorporated herein by reference.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

JANUS ASPEN SERIES

PART C - OTHER INFORMATION

ITEM 15.	Indemnification

Article IX of Janus Aspen Series’ (the “Trust”) Amended and Restated Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation reasonably incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined under the Investment Company Act of 1940, as amended, i.e., “Non-interested Trustees”) of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances, or a majority of a quorum of Non-interested Trustees or independent legal counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.

Additionally, each Non-interested Trustee has entered into an Indemnification Agreement with the Trust, which agreement provides that the Trust shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer, employee or authorized agent of the Trust to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The Indemnification Agreement cannot be altered without the consent of the Non-interested Trustee and the Trust. In addition, the Indemnification Agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient, and certain. In accordance with Section 17(h) of the 1940 Act, the Indemnification Agreement does not protect a Non-interested Trustee against any liability to the Trust or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 16.	Exhibits

Exhibit 1
(a)

Amended and Restated Trust Instrument dated March 18, 2003, amended December 29, 2005, is incorporated herein by reference to Exhibit 1(t) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(b)

First Amendment to Amended and Restated Trust Instrument dated February 21, 2006, is incorporated herein by reference to Exhibit 1(u) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(c)

Second Amendment to Amended and Restated Trust Instrument dated April 18, 2006, is incorporated herein by reference to Exhibit 1(v) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(d)

Third Amendment to Amended and Restated Trust Instrument dated February 25, 2008, is incorporated herein by reference to Exhibit 1(w) to Post-Effective Amendment No. 45, filed on May 1, 2008 (File No. 33-63212).

(e)

Fourth Amendment to Amended and Restated Trust Instrument, dated August 8, 2008, is incorporated herein by reference to Exhibit 1(x) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(f)

Fifth Amendment to Amended and Restated Trust Instrument, dated December 9, 2008, is incorporated herein by reference to Exhibit 1(y) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(g)

Sixth Amendment to Amended and Restated Trust Instrument, dated December 31, 2008, is incorporated herein by reference to Exhibit 1(z) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(h)

Seventh Amendment to Amended and Restated Trust Instrument, dated February 25, 2009, is incorporated herein by reference to Exhibit 1(aa) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(i)

Eighth Amendment to Amended and Restated Trust Instrument, dated December 3, 2009, is incorporated herein by reference to Exhibit 1(bb) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(j)

Ninth Amendment to Amended and Restated Trust Instrument, dated December 11, 2009, is incorporated herein by reference to Exhibit 1(cc) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(k)

Tenth Amendment to Amended and Restated Trust Instrument, dated June 24, 2010, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(l)

Eleventh Amendment to Amended and Restated Trust Instrument, dated June 22, 2011, is incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(m)

Twelfth Amendment to Amended and Restated Trust Instrument, dated September 14, 2011, is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(n)

Thirteenth Amendment to Amended and Restated Trust Instrument, dated March 15, 2012, is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

(o)

Fourteenth Amendment to Amended and Restated Trust Instrument, dated June 21, 2012, is incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 63, filed on September 6, 2012 (File No. 33-63212).

(p)

Fifteenth Amendment to Amended and Restated Trust Instrument, dated December 7, 2012, is incorporated herein by reference to Exhibit (a)(16) to Post-Effective Amendment No. 66, filed on April 30, 2013 (File No. 33-63212).

(q)

Sixteenth Amendment to Amended and Restated Trust Instrument dated December 17, 2013, is incorporated herein by reference to Exhibit (a)(17) to Post-Effective Amendment No. 68, filed on February 14, 2014 (File No. 33-63212).

(r)

Seventeenth Amendment to Amended and Restated Trust Instrument dated November 5, 2014, is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 73, filed on January 29, 2015 (File No. 33-63212).

(s)

Eighteenth Amendment to Amended and Restated Trust Instrument dated December 10, 2014, is incorporated herein by reference to Exhibit (a)(19) to Post-Effective Amendment No. 76, filed on April 30, 2015 (File No. 33-63212).

(t)

Nineteenth Amendment to Amended and Restated Trust Instrument dated September 17, 2015, is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 78, filed on February 19, 2016 (File No. 33-63212).

(u)

Twentieth Amendment to Amended and Restated Trust Instrument dated April 28, 2017, is incorporated herein by reference to Exhibit 1(u) to the registration statement filed on Form N-14 on December 29, 2017 (File No. 333-222377).

(v)

Twenty-First Amendment to Amended and Restated Trust Instrument dated June 5, 2017 is incorporated herein by reference to Exhibit 1(v) to the registration statement filed on Form N-14 on December 29, 2017 (File No. 333-222377).

(w)

Twenty-Second Amendment to Amended and Restated Trust Instrument dated April 27, 2018, is incorporated herein by reference to Exhibit (a)(23) to Post-Effective Amendment No. 84, filed on April 30, 2018 (File Number 33-63212).

Exhibit 2
(a)	Restated Bylaws are incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).
(b)	First Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).
(c)	Second Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(c) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

(d)	Third Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(d) to Post-Effective Amendment No. 37, filed on April 30, 2004 (File No. 33-63212).
(e)	Fourth Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 39, filed on April 29, 2005 (File No. 33-63212).
(f)	Fifth Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 39, filed on April 29, 2005 (File No. 33-63212).
Exhibit 3 (Not Applicable)
Exhibit 4
(a)	Form of Agreement and Plan of Reorganization by Janus Aspen Series, on behalf of Janus Henderson Global Allocation Portfolio – Moderate and Janus Henderson Balanced Portfolio, is incorporated herein by reference to Exhibit 4(a) to the registration statement filed on Form N-14 on December 29, 2017 (File No. 333-222377).
Exhibit 5 (Not Applicable)
Exhibit 6
(a)	Investment Advisory Agreement for Janus Henderson Balanced Portfolio dated May 30, 2017 is incorporated herein by reference to Exhibit 6(a) to the registration statement filed on Form N-14 on December 29, 2017 (File No. 333-222377).
Exhibit 7
(a)

Distribution Agreement between Janus Aspen Series and Janus Distributors LLC, dated May 30, 2017, is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 83, filed on February 12, 2018 (File No. 33-63212).

Exhibit 8 (Not Applicable)
Exhibit 9
(a)

Amended and Restated Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company, dated August 1, 2005, is incorporated herein by reference to Exhibit 7(dd) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(b)	Custodian Contract dated October 19, 2017, between Janus Aspen Series and BNP Paribas is incorporated herein by reference to Exhibit 9(b) to the registration statement filed on Form N-14 on December 29, 2017 (File No. 333-222377).
(c)	First Amendment to Amended and Restated Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company, dated May 26, 2017, is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 83, filed on February 12, 2018 (File No. 33-63212).

Exhibit 10
(a)

Form of Distribution and Shareholder Servicing Plan for Service Shares between Janus Distributors, Inc. and Janus Aspen Series is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

(c)	Rule 18f-3 Plan dated December 10, 1996 is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).
(d)	Amendment to Rule 18f-3 Plan dated June 15, 1999 is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 19, filed on June 21, 1999 (File No. 33-63212).
(e)	Amendment to Rule 18f-3 Plan dated September 14, 1999 is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).
(f)	Form of Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).
(g)	Amended and Restated Rule 18f-3 Plan, dated September 13, 2001, is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).
(h)	Amended and Restated Rule 18f-3 Plan, dated June 18, 2002, is incorporated herein by reference to Exhibit 15(f) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).
(i)	Amended and Restated Rule 18f-3 Plan, dated December 10, 2002, is incorporated herein by reference to Exhibit 15(g) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).
(j)	Amended and Restated Rule 18f-3 Plan, dated March 15, 2012, is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).
(k)	Amended and Restated Rule 18f-3 Plan, dated May 1, 2012, is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).
(l)	Amended and Restated Rule 18f-3 Plan, dated March 10, 2016, is incorporated herein by reference to Exhibit (n)(10) to Post-Effective Amendment No. 79, filed on April 29, 2016 (File No. 33-36212).
Exhibit 11
(a)	Opinion and Consent of Fund Counsel is incorporated herein by reference to Exhibit 11(a) to the registration statement filed on Form N-14 on December 29, 2017 (File No. 333-222377).

Exhibit 12
(a) Tax Opinion of Dechert LLP dated April 27, 2018, is filed herein as Exhibit 12(a).
Exhibit 13
(a)

Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

(b)

Amended and Restated Transfer Agency Agreement between Janus Aspen Series and Janus Services LLC, dated December 10, 2002, is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 35, filed on August 11, 2003 (File No. 33-63212).

(c)

First Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated December 14, 2007, is incorporated herein by reference to Exhibit 8(bb) to Post-Effective Amendment No. 44, filed on February 15, 2008 (File No. 33-63212).

(d)

Second Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated October 2, 2008, is incorporated herein by reference to Exhibit (h)(16) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(e)

Third Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated April 30, 2009, is incorporated herein by reference to Exhibit (h)(17) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(f)

Fourth Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated April 30, 2010, is incorporated herein by reference to Exhibit (h)(18) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(g)

Fifth Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated March 15, 2012, is incorporated herein by reference to Exhibit (h)(26) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

(h)

Sixth Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated March 10, 2016, is incorporated herein by reference to Exhibit (h)(33) to Post-Effective Amendment No. 79, filed on April 29, 2016 (File No. 33-63212).

Exhibit 14
(a) Consent of PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit 14(a) to the registration statement filed on Form N-14 on December 29, 2017 (File No. 333-222377)..
Exhibit 15 (Not Applicable)
Exhibit 16
(a) Powers of Attorney, dated December 28, 2017, are incorporated herein by reference to Exhibit 16(a) to the registration statement filed on Form N-14 on December 29, 2017 (File No. 333-222377).

ITEM 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 1st day of May, 2018.

JANUS ASPEN SERIES

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	May 1, 2018

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	May 1, 2018

Signature	Title	Date

William F. McCalpin* William F. McCalpin	Chairman and Trustee	May 1, 2018

Alan A. Brown* Alan A. Brown	Trustee	May 1, 2018

William D. Cvengros* William D. Cvengros	Trustee	May 1, 2018

Raudline Etienne* Raudline Etienne	Trustee	May 1, 2018

Gary A. Poliner* Gary A. Poliner	Trustee	May 1, 2018

James T. Rothe* James T. Rothe	Trustee	May 1, 2018

William D. Stewart* William D. Stewart	Trustee	May 1, 2018

Diane L. Wallace* Diane L. Wallace	Trustee	May 1, 2018

Linda S. Wolf* Linda S. Wolf	Trustee	May 1, 2018

/s/ Kathryn Santoro
*By:	Kathryn Santoro
Attorney-in-Fact
Pursuant to Powers of Attorney, dated December 28, 2017, incorporated herein by reference to Exhibit 16(a) to the registration statement filed on Form N-14 on December 29, 2017 (File No. 333-222377).

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title

Exhibit12(a)	Tax Opinion of Dechert LLP